Cash flow statements - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Interest received	$ 32,639	$ 31,133	$ 31,817
Interest paid	(15,789)	(15,415)	(16,721)
Dividends received excluding life business	9	27	43
Other non-interest income received	5,097	5,064	5,050
Operating expenses paid	(7,991)	(7,966)	(8,106)
Income tax paid excluding life business	(3,585)	(3,388)	(3,373)
Life business:
Receipts from policyholders and customers	2,008	2,239	1,893
Interest and other items of similar nature	17	24	30
Dividends received	642	433	348
Payments to policyholders and suppliers	(2,089)	(1,861)	(1,642)
Income tax paid	(143)	(164)	(96)
Cash flows from operating activities before changes in operating assets and liabilities	10,815	10,126	9,243
Net (increase)/decrease in:
Trading securities and financial assets designated at fair value	3,827	(5,054)	6,755
Loans	(24,740)	(26,815)	(38,082)
Receivables due from other financial institutions	1,678	2,653	(896)
Life insurance assets and liabilities	(230)	219	(253)
Regulatory deposits with central banks overseas	(303)	308	(209)
Derivative financial instruments	8,584	(5,042)	(5,107)
Other assets	160	200	(476)
Net increase/(decrease) in:
Other financial liabilities at fair value through income statement	243	(681)	(4,488)
Deposits and other borrowings	23,928	23,062	38,771
Payables due to other financial institutions	(4,072)	3,859	(73)
Other liabilities	(88)	(15)	312
Net cash provided by/(used in) operating activities	19,802	2,820	5,497
Cash flows from investing activities
Proceeds from available-for-sale securities	23,878	25,717	18,779
Purchase of available-for-sale securities	(24,376)	(27,028)	(24,724)
Proceeds/(Payments) on disposal of controlled entities, net of cash disposed	9		(104)
Proceeds from sale of associates		630
Purchase of associates	(30)	(52)
Proceeds from disposal of property and equipment	91	65	32
Purchase of property and equipment	(310)	(264)	(521)
Purchase of intangible assets	(882)	(766)	(707)
Net cash provided by/(used in) investing activities	(1,620)	(1,698)	(7,245)
Cash flows from financing activities
Issue of loan capital (net of issue costs)	2,342	4,437	3,596
Redemption of loan capital	(2,387)	(2,188)	(1,444)
Net increase/(decrease) in debt issues	(5,242)	3,249	5,213
Proceeds from Share Entitlement Offer			3,510
Proceeds from exercise of employee options	3	11	2
Purchase of shares on exercise of employee options and rights	(8)	(17)	(24)
Shares purchased for delivery of employee share plan	(27)	(27)	(27)
Purchase of RSP treasury shares	(71)	(68)	(62)
Net sale/(purchase) of other treasury shares	73	7	(8)
Payment of dividends	(5,769)	(4,839)	(5,402)
Payment of distributions to non-controlling interests	(6)	(13)	(18)
Redemption of 2006 Trust Preferred Securities			(763)
Net cash provided by/(used in) financing activities	(11,092)	552	4,573
Net increase/(decrease) in cash and cash equivalents	7,090	1,674	2,825
Effect of exchange rate changes on cash and cash equivalents	944	(292)	(580)
Cash and cash equivalents as at the beginning of the year	18,397	17,015	14,770
Cash and cash equivalents as at the end of the year	26,431	18,397	17,015
Parent Entity
Cash flows from operating activities
Interest received	32,947	30,784
Interest paid	(18,728)	(17,458)
Dividends received excluding life business	2,016	1,861
Other non-interest income received	3,926	4,457
Operating expenses paid	(6,637)	(6,748)
Income tax paid excluding life business	(3,349)	(3,192)
Life business:
Cash flows from operating activities before changes in operating assets and liabilities	10,175	9,704
Net (increase)/decrease in:
Trading securities and financial assets designated at fair value	3,150	(5,194)
Loans	(23,661)	(27,677)
Receivables due from other financial institutions	987	1,817
Regulatory deposits with central banks overseas	(299)	294
Derivative financial instruments	8,263	(5,378)
Other assets	210	136
Net increase/(decrease) in:
Other financial liabilities at fair value through income statement	261	(325)
Deposits and other borrowings	20,783	22,518
Payables due to other financial institutions	(4,396)	3,792
Other liabilities	(196)	78
Net cash provided by/(used in) operating activities	15,277	(235)
Cash flows from investing activities
Proceeds from available-for-sale securities	21,525	23,707
Purchase of available-for-sale securities	(22,230)	(24,820)
Net movement in amounts due to/from controlled entities	923	2,999
Net (increase)/decrease in investments in controlled entities	(577)	640
Purchase of associates	(30)	(46)
Proceeds from disposal of property and equipment	62	55
Purchase of property and equipment	(251)	(203)
Purchase of intangible assets	(823)	(692)
Net cash provided by/(used in) investing activities	(1,401)	1,640
Cash flows from financing activities
Issue of loan capital (net of issue costs)	2,342	4,437
Redemption of loan capital	(2,387)	(2,188)
Net increase/(decrease) in debt issues	(565)	2,746
Proceeds from exercise of employee options	3	11
Purchase of shares on exercise of employee options and rights	(8)	(17)
Shares purchased for delivery of employee share plan	(27)	(27)
Purchase of RSP treasury shares	(71)	(68)
Payment of dividends	(5,778)	(4,849)
Net cash provided by/(used in) financing activities	(6,491)	45
Net increase/(decrease) in cash and cash equivalents	7,385	1,450
Effect of exchange rate changes on cash and cash equivalents	936	(231)
Cash and cash equivalents as at the beginning of the year	16,405	15,186
Cash and cash equivalents as at the end of the year	$ 24,726	$ 16,405	$ 15,186